S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 30, 2025 USD ($) $ / shares shares
Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,566,667
Price Paid or to be Paid for Securities, Total Amount	$ 24,673.92
Range Capital Acquisition Sponsor II, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 20,000
Range Capital Acquisition Sponsor II, LLC [Member] | Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,566,667
Price Paid or to be Paid for Securities, Total Amount	$ 24,673.92
Range Capital Acquisition Sponsor II, LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	400,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Range Capital Acquisition Sponsor II, LLC [Member] | Private Placement Units Over Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	430,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,300,000
Range Capital Acquisition Sponsor II, LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	250,000
Our Initial Shareholders And Their Respective Affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Independent Director Nominees and Management [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Each of our three independent director nominees and our Chief Financial Officer has purchased 25,000 founder shares. In addition, through their interests in the sponsor, Mr. Rotolo, Mr. Lovett and Mr. Grigor will have indirect interests in founder shares and private placement units as follows: Mr. Rotolo – 3,981,667 founder shares (or 4,741,667 if the over-allotment option is exercised in full) and 80,000 private placement units; Mr. Lovett – 73,143 founder shares and 9,143 private placement units (or 80,000 founder shares and 10,000 private placement units if the over-allotment option is exercised in full); Mr. Grigor – 36,571 founder shares and 4,571 private placement units (or 40,000 founder shares and 5,000 private placement units if the over-allotment option is exercised in full).
Securities Issued or to be Issued, Shares | shares	25,000